Related party and Employee transactions	12 Months Ended
Dec. 31, 2015
Related party and employee transactions [Abstract]
Related party and employee transactions

18. Related party and employee transactions

(a) Amounts due from related party

	December 31, 2014	December 31, 2015
	US$	US$
Shaanxi Zhongmao Economy Development Co., Ltd.	125,374,349	45,072,727
Beijing Ruihao Rongtong Real estate development Co., Ltd.	-	10,816,284
Beijing Starry Sky Cinema Co., Ltd	-	2,741,161

	125,374,349	58,630,172

 As of December 31,2014, this balance represents a receivable due from Shaanxi Zhongmao related to advances for operational needs without any fixed payments terms, which mainly consisted of the amount of  US$104,410,477 for acquiring parcels of land in Xi'an. In 2015, the Company advanced US$146,042,251 to Shaanxi Zhongmao and Shaanxi Zhongmao repaid US$221,558,534 of the outstanding balance. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of December 31,2015, the balance due from Ruihao Rongtong and Beijing Starry Sky Cinema are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

(b) Amounts due from employees

	December 31, 2014	December 31, 2015
	US$	US$
Advances to employees	50,057	350,919

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(c) Others

For the year ended December 31, 2015, total directors' remuneration amounted to US$8,549,672 (2013: US$9,690,085; 2014: US$8,145,311).

All other related party transactions have been disclosed in Notes 1, 2a) and 12.